Note 6 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowance for doubtful accounts	$ 60,000	$ 87,000
Reserves not deductible until paid	187,000	300,000
Federal	1,794,000	2,764,000
State	556,000	537,000
Federal tax credit	476,000	398,000
Other		12,000
Gross deferred tax assets	3,073,000	4,098,000
Less valuation allowance	(1,313,000)	(1,453,000)
Deferred tax assets net of valuation allowance	1,760,000	2,645,000
Property and equipment	(1,582,000)	(2,399,000)
Other	(170,000)	(238,000)
Gross deferred tax liabilities	(1,752,000)	(2,637,000)
Net deferred tax asset	$ 8,000	$ 8,000